Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure Of Convertible Redeemable Preferred Shares [Abstract]
Disclosure of detailed information about convertible redeemable preferred shares [Table Text Block]
	Number	Amount
A1 Preferred Shares
Balance - September 1, 2018	180	$1,181,250
Increase in fair value	—	80,063
Converted to common shares	(180)	(1,261,313)

Balance - August 31, 2019 and August 31, 2020	—	$—

B1 Preferred Shares
Balance - September 1, 2018	240	$1,386,000
Increase in fair value	—	175,875
Converted to common shares	(155)	(981,750)

Balance - August 31, 2019	85	580,125
Increase in fair value	—	18,375
Converted to common shares	(85)	(598,500)

Balance - August 31, 2020	—	$—

C1 Preferred Shares
Balance - September 1, 2018	150	$787,500
Increase in fair value	—	120,750
Converted to common shares	(90)	(530,250)

Balance - August 31, 2019	60	378,000
Increase in fair value	—	21,000
Converted to common shares	(60)	(399,000)

Balance - August 31, 2020	—	$—

	—	$—